Reconciliation of movements of liabilities to cash flows arising from financing activities - Schedule of consolidated statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	$ 5,947	$ 2,593
Changes from financing cash flows:
Capital element of lease rentals paid	(2,431)	(2,563)
Interest element of lease rentals paid	(258)	(203)
Total changes from financing cash flows	(2,689)	(2,766)
Other changes:
Increase in lease liabilities from entering into new leases	37	3,094
Additions from acquisitions		2,906
Eliminated on disposal of a subsidiary (note 34)	(1,611)
Lease modification		(34)
Interest expenses (notes 8(a) and 10(c))	258	203
Issuance of warrants	38,858
Gain on warrant exchange	(36,657)
Fair value (gain) loss on warrant liabilities	17,943	(49)
Total other changes	18,828	6,120
Ending of the period	22,086	5,947
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	5,772	2,369
Changes from financing cash flows:
Capital element of lease rentals paid	(2,431)	(2,563)
Interest element of lease rentals paid	(258)	(203)
Total changes from financing cash flows	(2,689)	(2,766)
Other changes:
Increase in lease liabilities from entering into new leases	37	3,094
Additions from acquisitions		2,906
Eliminated on disposal of a subsidiary (note 34)	(1,611)
Lease modification		(34)
Interest expenses (notes 8(a) and 10(c))	258	203
Issuance of warrants	0
Gain on warrant exchange	0
Fair value (gain) loss on warrant liabilities	0	0
Total other changes	(1,316)	6,169
Ending of the period	1,767	5,772
Warrant liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning of the period	175	224
Changes from financing cash flows:
Capital element of lease rentals paid	0	0
Interest element of lease rentals paid	0	0
Total changes from financing cash flows	0	0
Other changes:
Increase in lease liabilities from entering into new leases	0	0
Additions from acquisitions		0
Eliminated on disposal of a subsidiary (note 34)	0
Lease modification		0
Interest expenses (notes 8(a) and 10(c))	0	0
Issuance of warrants	38,858
Gain on warrant exchange	(36,657)
Fair value (gain) loss on warrant liabilities	17,943	(49)
Total other changes	20,144	(49)
Ending of the period	$ 20,319	$ 175